Commitments and contingencies (Details) $ in Thousands		12 Months Ended
	Nov. 13, 2018	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2019 USD ($)
Disclosure of other provisions [line items]
Capital commitments				$ 7,790,000
Royalty related to UTC, revenue obligations
Disclosure of other provisions [line items]
Expiration period		15 years
Royalty obligation, percentage		2.00%
Maximum royalty expense			$ 5,351	4,613,000
Royalty expense		$ 0
Royalty of other revenue obligations
Disclosure of other provisions [line items]
Royalty obligation, percentage		2.00%
Maximum royalty expense			$ 2,200	$ 1,896,000
Royalty expense		$ 0
Weichai Ballard JV
Disclosure of other provisions [line items]
Cash contribution term	4 years	3 years